Impairment Charges and Reversals - Summary of Forward Prices Used to Determine Future Cash Flows (Detail) - Commodity Price Assumptions [Member]	Dec. 31, 2018 $ / bbl $ / bbl $ / Mcf	Dec. 31, 2017 $ / bbl $ / bbl $ / Mcf
WTI [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.10%
WTI [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	58.58	60.90
WTI [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	64.60	64.13
WTI [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	68.20	68.33
WTI [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	71.00	71.19
WTI [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	72.81
WTI [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		57.50
WCS [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%	2.10%
WCS [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	51.55	56.59
WCS [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	59.58	60.86
WCS [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	65.89	64.56
WCS [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	68.61	66.63
WCS [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	70.53
WCS [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		50.61
Edmonton C5+ [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.10%
Edmonton C5+ [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	70.10	74.90
Edmonton C5+ [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	79.21	77.07
Edmonton C5+ [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	83.33	81.07
Edmonton C5+ [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	86.20	83.32
Edmonton C5+ [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	88.16
Edmonton C5+ [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		72.41
AECO [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.00%
AECO [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	1.88	2.77
AECO [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.31	3.19
AECO [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.74	3.48
AECO [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	3.05	3.67
AECO [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	3.21
AECO [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf		2.43